Investments - Schedule of movements in investment balances (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments accounted for using equity method [abstract]
Beginning balance	R$ 117,840	R$ 136,510
Share of results of investees	(5,174)	(13,492)	R$ (433)
Share of subsidiaries' and associates' equity in investees	(5,174)	(2,270)
Subsidiaries' and associates' share of other comprehensive income	2,469
Reclassification of equity in investees to held-for-sale assets	3,514	5,491
Other	15,116	(8,399)
Ending balance	R$ 133,765	R$ 117,840	R$ 136,510